UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 74746
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)


    Scott Van Den Berg, 850 Las Cimas Parkway, Suite 430, Austin, Texas 78746
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------


                   Date of fiscal year end: February 29, 2004
                                            -----------------


                    Date of reporting period: August 31, 2003
                                              ---------------

ITEM 1. Reports to Stockholders.

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________


                   a series of the CM Advisers Family of Funds




                               Semi-Annual Report
                                   (Unaudited)


                      FOR THE PERIOD ENDED AUGUST 31, 2003



                               INVESTMENT ADVISOR
                          Van Den Berg Management, Inc.
                            (d/b/a CM Fund Advisers)
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


                                CM ADVISERS FUND
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.


                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                        Shares                             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 20.69%

      Chemicals - 1.96%
           Great Lakes Chemical Corporation ......................................      12,270                           $   260,001
                                                                                                                         -----------

      Commercial Services - 1.55%
           CPI Corporation .......................................................       4,800                                79,920
           RR Donnelley & Sons Co. ...............................................       5,030                               126,454
                                                                                                                         -----------
                                                                                                                             206,374
                                                                                                                         -----------
      Computers - 0.50%
        (a)Maxwell Technologies, Inc. ............................................       7,340                                65,686
                                                                                                                         -----------

      Engineering & Construction - 1.79%
        (a)Layne Christensen Company .............................................      25,455                               237,979
                                                                                                                         -----------

      Home Furnishings - 1.12%
           Maytag Corporation ....................................................       5,500                               149,050
                                                                                                                         -----------

      Machinery - Construction & Mining - 0.69%
        (a)Astec Industries, Inc. ................................................       8,100                                90,963
                                                                                                                         -----------

      Media - 1.95%
           The Reader's Digest Association Inc. ..................................      21,210                               258,126
                                                                                                                         -----------

      Metal Fabricate / Hardware - 2.96%
           Ampco - Pittsburgh Corporation ........................................       5,735                                70,541
        (a)NS Group, Inc. ........................................................      40,265                               322,120
                                                                                                                         -----------
                                                                                                                             392,661
                                                                                                                         -----------
      Miscellaneous Manufacturing - 1.15%
           Myers Industries, Inc. ................................................      13,680                               143,640
           Trinity Industries, Inc. ..............................................         350                                 9,212
                                                                                                                         -----------
                                                                                                                             152,852
                                                                                                                         -----------
      Oil & Gas - 2.13%
        (a)Transocean Inc. .......................................................      13,370                               282,374
                                                                                                                         -----------

      Packaging & Containers - 2.44%
           Sonoco Products Company ...............................................      14,220                               323,789
                                                                                                                         -----------

      Retail - 2.45%
        (a)Toys "R" Us, Inc. .....................................................      23,810                               324,292
                                                                                                                         -----------


           Total Common Stocks (Cost $2,570,274) .............................................                             2,744,147
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          August 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest         Maturity               Value
                                                                  Principal           Rate             Date                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION - 6.03%

      United States Treasury Note .............................   $ 850,000          3.625%          05/15/13            $   799,265
           (Cost $793,650)                                                                                               -----------


CORPORATE OBLIGATION - 1.09%

      AAR Corporation .........................................     180,000          6.875%          12/15/07                145,125
           (Cost $150,817)                                                                                               -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 73.00%

      Evergreen Institutional Treasury Money Market Fund Class I #497 ..........    9,679,066                              9,679,066
           (Cost $9,679,066)                                                                                             -----------


Total Value of Investments (Cost $13,193,807 (b)) ...........................................          100.81 %         $13,367,603
Liabilities In Excess of Other Assets .......................................................           (0.81)%            (107,495)
                                                                                                       ------           -----------
      Net Assets ............................................................................          100.00 %         $13,260,108
                                                                                                       ======           ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ............................................................................         $   190,262
           Unrealized depreciation ............................................................................             (16,466)
                                                                                                                        -----------

                      Net unrealized appreciation .............................................................         $   173,796
                                                                                                                        ===========















See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $13,193,807) ............................................................            $ 13,367,603
      Cash ................................................................................................                   5,654
      Income receivable ...................................................................................                  20,962
      Receivable for fund shares sold .....................................................................                  51,345
      Prepaid expenses ....................................................................................                  39,950
                                                                                                                       ------------

           Total assets ...................................................................................              13,485,514
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ....................................................................................                  10,348
      Payable for investment purchases ....................................................................                 215,058
                                                                                                                       ------------

           Total liabilities ..............................................................................                 225,406
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,290,539 shares outstanding; unlimited number
      of $0.001 per share par value beneficial interest shares are authorized) ............................            $ 13,260,108
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($13,260,108 / 1,290,539 shares) ....................................................................            $      10.27
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .....................................................................................            $ 13,093,899
      Accumulated net investment loss .....................................................................                  (9,594)
      Undistributed net realized gain on investments ......................................................                   2,007
      Net unrealized appreciation on investments ..........................................................                 173,796
                                                                                                                       ------------
                                                                                                                       $ 13,260,108
                                                                                                                       ============

















See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from May 13, 2003
                                                    (Commencement of Operations)
                                                     through August 31, 2003 (a)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................                $   6,975
           Dividends .....................................................................................                   15,309
                                                                                                                          ---------

               Total income ..............................................................................                   22,284
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   23,740
           Fund administration fees (note 2) .............................................................                    2,391
           Distribution and service fees (note 3) ........................................................                    3,985
           Custody fees ..................................................................................                    1,713
           Registration and filing administration fees (note 2) ..........................................                    2,285
           Fund accounting fees (note 2) .................................................................                    8,215
           Audit fees ....................................................................................                    6,176
           Legal fees ....................................................................................                    4,877
           Securities pricing fees .......................................................................                      392
           Shareholder recordkeeping fees (note 2) .......................................................                    5,323
           Other accounting fees (note 2) ................................................................                    3,122
           Shareholder servicing expenses ................................................................                    1,438
           Registration and filing expenses ..............................................................                    9,573
           Printing expenses .............................................................................                      432
           Trustee fees and meeting expenses .............................................................                    5,093
           Other operating expenses ......................................................................                    1,438
                                                                                                                          ---------

               Total expenses ............................................................................                   80,193
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (21,647)
                    Investment advisory fees waived (note 2) .............................................                  (22,683)
                    Distribution and service fees waived (note 3) ........................................                   (3,985)
                                                                                                                          ---------

               Net expenses ..............................................................................                   31,878
                                                                                                                          ---------

                    Net investment loss ..................................................................                   (9,594)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                    2,007
      Increase in unrealized appreciation on investments .................................................                  173,796
                                                                                                                          ---------

           Net realized and unrealized gain on investments ...............................................                  175,803
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 166,209
                                                                                                                          =========

(a) Unaudited.

See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from May 13, 2003
                                                    (Commencement of Operations)
                                                     through August 31, 2003 (a)



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................            $     (9,594)
         Net realized gain from investment transactions ...................................................                   2,007
         Increase in unrealized appreciation on investments ...............................................                 173,796
                                                                                                                       ------------

              Net increase in net assets resulting from operations ........................................                 166,209
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .............................              13,093,899
                                                                                                                       ------------

                     Total increase in net assets .........................................................              13,260,108

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                       ------------

     End of period ........................................................................................            $ 13,260,108
                                                                                                                       ============


(a) Unaudited.

(b) A summary of capital share activity follows:

                                                                                                 -----------------------------------
                                                                                                     Shares                Value
                                                                                                 -----------------------------------

Shares sold ........................................................................                1,293,637          $ 13,125,402

Shares redeemed ....................................................................                   (3,098)              (31,503)
                                                                                                 ------------          ------------

     Net increase ..................................................................                1,290,539          $ 13,093,899
                                                                                                 ============          ============












See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                  For the Period from May 13, 2003
                                                    (Commencement of Operations)
                                                     through August 31, 2003 (a)

Net asset value, beginning of period ...............................................................                  $      10.00

      Income from investment operations
           Net investment loss .....................................................................                         (0.01)
           Net realized and unrealized gain on investments .........................................                          0.28
                                                                                                                      ------------

               Total from investment operations ....................................................                          0.27
                                                                                                                      ------------

Net asset value, end of period .....................................................................                  $      10.27
                                                                                                                      ============

Total return .......................................................................................                          2.70 %
                                                                                                                      ============

Ratios/supplemental data
      Net assets, end of period ....................................................................                  $ 13,260,108
                                                                                                                      ============

      Ratio of expenses to average net assets (b)
           Before expense reimbursements and waived fees ...........................................                          5.03 %
           After expense reimbursements and waived fees ............................................                          2.00 %

      Ratio of net investment loss to average net assets (b)
           Before expense reimbursements and waived fees ...........................................                         (3.63)%
           After expense reimbursements and waived fees ............................................                         (0.60)%

      Portfolio turnover rate ......................................................................                          3.03 %



(a) Unaudited.

(b) Annualized.

















See accompanying notes to financial statements



                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The CM Advisers Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the CM Advisers Family of Funds (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on May 13, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.



                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISERY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment Advisory agreement, Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) (the "Adviser") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Adviser receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 29, 2004. The total annual Fund operating expenses will be limited to 2.25% of the Fund's average daily net assets, which includes 0.25% for distribution and service fees. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Adviser has waived a portion of its fee amounting to $22,683 ($0.04 per share) and reimbursed $21,647 of the operating expenses incurred by the Fund for the period ended August 31, 2003.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's first $50 million of average daily net assets, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $150 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

         Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2003
                                   (Unaudited)


         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived all of these fees amounting to $3,985 for the period ended August 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $3,558,661 and $47,837, respectively, for the period ended August 31, 2003. Purchases and sales of long-term U.S. government securities aggregated $793,156 and $0, respectively, for the period ended August 31, 2003.

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________

                   a series of the CM Advisers Family of Funds
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. Code of Ethics.
        ---------------

        Not applicable.



ITEM 3. Audit Committee Financial Expert.
        ---------------------------------

        Not applicable.



ITEM 4. Principal Accountant Fees and Services.
        ---------------------------------------

        Not applicable.



ITEMS 5-6. [Reserved]
           ----------



ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
        -----------------------------------------------------------------

        Not applicable.



ITEM 8. [Reserved]
        ----------



ITEM 9. Controls and Procedures.
        ------------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10. Exhibits.
         ---------

(a)(1)   Not applicable.


(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as Exhibit (a)(2) attached as Exhibit 99.CERT.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith as Exhibit (b) attached as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)      /s/ Arnold Van Den Berg
                              ________________________________
                              Arnold Van Den Berg
                              Trustee, Chairman, President and
                              Principal Executive Officer


Date: October 28, 2003







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ Arnold Van Den Berg
                              ________________________________
                              Arnold Van Den Berg
                              Trustee, Chairman, President and
                              Principal Executive Officer
                              CM Advisers Family of Funds

Date: October 28, 2003





By:  (Signature and Title)     /s/ James D. Brilliant
                              ________________________________
                              James D. Brilliant
                              Trustee, Treasurer and Principal Financial Officer CM Advisers Family of Funds

Date: October 28, 2003